DEFERRED SHARES (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2008	Jun. 30, 2012 USD ($)	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2012 USD ($)	Oct. 31, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Jun. 30, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Aug. 31, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2005 Deferred A Shares [Member] GBP (£)	Dec. 31, 2006 Deferred B Shares [Member] GBP (£)	Dec. 31, 2011 Deferred B Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] GBP (£)	Jun. 13, 2012 Deferred C Shares [Member] USD ($)	Dec. 31, 2005 Capital Managers Llp [Member] GBP (£)	Dec. 31, 2005 Capital Managers Llp [Member] Deferred A Shares [Member]	Dec. 31, 2006 Capital Managers Llp [Member] Deferred B Shares [Member] GBP (£)	Dec. 31, 2007 Capital Managers Llp [Member] Deferred C Shares [Member] GBP (£)
Common Stock, Par or Stated Value Per Share (in dollars per share)														£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01				£ 0.01		£ 0.001	£ 0.001
Bridge Loan																								£ 200
Stock Repurchased During Period, Shares (in shares)																			400,000			400,000
Stock Issued During Period, Shares, New Issues (in shares)	751,500	232,558	18,375	10,950,696	10,000	200,778	522,026	242,500	410,097											633,333				800,000	400,000		400,000
Equity Issuance, Per Share Amount (in dollars per share)	$ 2.00	$ 1.72	$ 2.00		$ 2.25			$ 1.72					$ 1.58									£ 0.01		£ 1			£ 0.001
Exercise Price Of Deferred Share (in dollars per share)																			£ 0.249	£ 0.59		£ 0.79
Additional Paid In Capital																					394		128
Financial Income Of Revaluation Of Deferred Shares										$ 88	$ 120	$ 102
Deferred Shares Entitles Description																			(i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade.	(i) during a period of 5.25 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade		(i) during a period of 5 years, (ii) as part of a sale event involving the sale of all the Company's shares or (iii) upon the listing of the Company's shares for trade